Supplemental cash flow information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental disclosure of non-cash financing activities
Non-cash capital contribution from conversion of debt	$ 101,500	$ 0	$ 0
Non-cash elimination to equity at IPO (note 2)	45,799	0	0
Supplemental disclosure of non-cash investing activities
Non-cash capitalized interest for newbuilding	$ 1,418	$ 0	$ 0